Commitments, Guarantees and Contingencies - Consolidating Summary Financial Information (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Principal amount	CAD 700,000,000
Outstanding preferred shares subject to the guarantee (in shares)	0
Revenue	CAD 29,334,000,000	CAD 28,573,000,000
Shareholders' net income (loss)	2,242,000,000	2,581,000,000
Invested assets	146,139,000,000	142,350,000,000
Total other general fund assets	16,581,000,000	18,721,000,000
Investments for account of segregated fund holders	106,392,000,000	97,167,000,000
Insurance contract liabilities	117,785,000,000	115,057,000,000
Investment contract liabilities	3,082,000,000	2,913,000,000
Total other general fund liabilities	18,882,000,000	20,733,000,000
Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of operating segments [line items]
Principal amount	CAD 150,000,000
Interest rate	6.30%
Reportable legal entities | Parent Company
Disclosure of operating segments [line items]
Revenue	CAD 441,000,000	749,000,000
Shareholders' net income (loss)	2,242,000,000	2,581,000,000
Invested assets	23,382,000,000	23,351,000,000
Total other general fund assets	7,530,000,000	10,097,000,000
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	0	0
Investment contract liabilities	0	0
Total other general fund liabilities	8,591,000,000	11,492,000,000
Consolidation adjustment
Disclosure of operating segments [line items]
Revenue	(1,550,000,000)	(1,807,000,000)
Shareholders' net income (loss)	(2,004,000,000)	(2,044,000,000)
Invested assets	(21,919,000,000)	(21,933,000,000)
Total other general fund assets	(29,538,000,000)	(34,687,000,000)
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	(8,452,000,000)	(7,836,000,000)
Investment contract liabilities	0	0
Total other general fund liabilities	(24,089,000,000)	(29,675,000,000)
Sun Life Assurance (consolidated) | Reportable legal entities | Subsidiary Issuer
Disclosure of operating segments [line items]
Revenue	23,421,000,000	22,895,000,000
Shareholders' net income (loss)	1,577,000,000	1,702,000,000
Invested assets	138,145,000,000	134,624,000,000
Total other general fund assets	21,437,000,000	24,154,000,000
Investments for account of segregated fund holders	106,341,000,000	97,118,000,000
Insurance contract liabilities	118,003,000,000	115,370,000,000
Investment contract liabilities	3,082,000,000	2,913,000,000
Total other general fund liabilities	21,558,000,000	23,805,000,000
Other subsidiaries of SLF Inc. (combined) | Reportable legal entities | Subsidiary Issuer
Disclosure of operating segments [line items]
Revenue	7,022,000,000	6,736,000,000
Shareholders' net income (loss)	427,000,000	342,000,000
Invested assets	6,531,000,000	6,308,000,000
Total other general fund assets	17,152,000,000	19,157,000,000
Investments for account of segregated fund holders	51,000,000	49,000,000
Insurance contract liabilities	8,234,000,000	7,523,000,000
Investment contract liabilities	0	0
Total other general fund liabilities	CAD 12,822,000,000	CAD 15,111,000,000